Summary of Significant Accounting Policies - Non-controlling Interests (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) partner	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 11, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	$ 173,915	$ 161,591	$ 21,490
Controlling Interest	(82,933)	(310,577)	(79,237)
Net income (loss)	90,982	(148,986)	(57,747)
Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	138,271	83,894	(48,230)
Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	0	40,138	30,463
Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	9,955	11,814	13,506
Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	25,702	25,702	25,701
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	68,473	113,661	58,863
Controlling Interest	28,839	50,943	18,012
Net income (loss)	97,312	164,604	76,875
Increase in Net Income Loss Attributable To Controlling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred		7,500	6,100
Decrease in Net Income Loss Attributable to Noncontrolling Interest		7,500	6,100
Teekay LNG | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	32,816	36,007	(10,807)
Controlling Interest	28,839	30,575	2,986
Teekay LNG | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	0	40,138	30,463
Controlling Interest	0	20,368	15,026
Teekay LNG | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	9,955	11,814	13,506
Teekay LNG | Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	25,702	25,702	25,701
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	105,455	47,887	(37,423)
Controlling Interest	(18,138)	(6,525)	(15,125)
Net income (loss)	87,317	41,362	(52,548)
Increase in Net Income Loss Attributable To Noncontrolling Interest	43,200	18,400
Decrease in Net Income Loss Attributable to Controlling Interest	43,200	18,400
Teekay Tankers | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	105,455	47,887	(37,423)
Controlling Interest	(18,138)	(6,525)	(15,125)
Other Entities and Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	$ (13)	$ 43	$ 50
General Partner | Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of Partners | partner	1
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	42.40%	33.90%		42.00%
Preferred Unitholders | Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	100.00%